Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.